6. Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories	Inventories consist of the following at:
	September 30, 2015	December 31, 2014
Finished goods	$–	$3,426
	$–	$3,426
Inventories consist of the following at December 31:
	2014	2013
Finished goods	$3,426	$51,905
Raw materials – boxes and labels	–	591
	$3,426	$52,496